Changes in accounting policies	12 Months Ended
Mar. 28, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies	Changes in accounting policies
Standards issued and adopted
Leases - COVID-19 Rent Concessions
In May 2020, the IASB issued an amendment to IFRS 16, Leases exempting lessees from determining whether COVID-19 related rent concessions are lease modifications. The amendment is effective for annual reporting periods beginning on or after June 1, 2020 and earlier application is permitted. In accordance with the guidance issued, the Company adopted the amendment effective March 30, 2020 and elected not to treat COVID-19 related rent concessions as lease modifications. Rent concessions of $4.1m were recognized in the statement of income for the year ended March 28, 2021 and the Company will consider seeking further rent concessions as it continues to monitor the impact of COVID-19.
Changes in policy
Inventories, Intangible Assets - Product Development Costs
Product development costs, primarily employee salaries and benefits, were previously included in inventories and intangible assets, with subsequent recognition in cost of sales accordingly. As we continue to emphasize our DTC expansion, we have determined these activities in fiscal 2021 to now be more closely supportive of our current selling and marketing activities. As a result, effective the first quarter of fiscal 2021, product development costs incurred were recognized in selling, general and administrative expenses in the statement of income. Those product development costs included in existing inventory and intangible assets will continue to be recognized within cost of sales.